Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40377
Entity Registrant Name	Valneva SE
Entity Central Index Key	0001836564
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	6 rue Alain Bombard
Entity Address, City or Town	Saint-Herblain
Entity Address, Country	FR
Entity Address, Postal Zip Code	44800
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	105,190,223
ICFR Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers Audit
Auditor Location	Neuilly-sur-Seine, France
Auditor Firm ID	1347
American Depositary Shares, each representing two ordinary shares, €0.15 nominal value per share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two ordinary shares, €0.15 nominal value per share
Trading Symbol	VALN
Security Exchange Name	NASDAQ
Ordinary shares, €0.15 nominal value per share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, €0.15 nominal value per share
No Trading Symbol Flag	true	[1]
Security Exchange Name	NASDAQ	[1]
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6 rue Alain Bombard
Entity Address, City or Town	Saint-Herblain
Entity Address, Country	FR
Entity Address, Postal Zip Code	44800
Country Region	+33
City Area Code	2
Local Phone Number	28 07 37 10
Contact Personnel Name	Thomas Lingelbach

[1]	Not for trading, but only in connection with the registration of the American Depositary Shares.